Lease (Tables)	12 Months Ended
Dec. 31, 2023
Basis of Preparation [Abstract]
Schedule of Amount of Carrying Amounts of Right-of-Use Assets and Movement	Carrying amounts of right-of-use assets and movement during the year:
Balance as of January 1, 2022	$-
Initial recognition	306
Depreciation on right-of-use-assets	(77)

Balance as of December 31, 2022	$229

Depreciation on right-of-use-assets	$(76)

Balance as of December 31, 2023	$153

Schedule of Maturity Analysis of Company’s Lease Liabilities	Maturity analysis of the Company’s lease liabilities
December 31, 2023
U.S. dollars in thousands
Less than one year	$69
Two years	73

Total	$142

Current maturities of lease liability	$69

Long-term lease liability	$73

Schedule of Weighted Average Remaining Lease Terms and Discount Rate	The following is a summary of weighted average remaining lease terms and discount rate for Company’s leases:
December 31, 2023
Lease term (years)	2
Weighted average discount rate	6%

Schedule of Amounts Recognized in Profit or Loss	The following are the amounts recognized in profit or loss:
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Interest expenses on lease liability	$11	$15	$-
Amortization of right-of-use-assets	76	77	-
	$87	$92	$-

Schedule of Lease Payments	Presented hereunder are the lease payments the Company paid in the year ended December 31, 2023, 2022 and 2021:
	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Lease payments	80	79	-
	$80	$79	$-